Schedule of future minimum payments under operating leases (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments Schedule Of Future Minimum Payments Under Operating Leases 1	$ 15
Commitments Schedule Of Future Minimum Payments Under Operating Leases 2	0
Commitments Schedule Of Future Minimum Payments Under Operating Leases 3	$ 15